PURISIMA FUNDS
--------------------------------------------------------------------------------
Semi-Annual Report (unaudited)
February 28, 2001

The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund
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TABLE OF CONTENTS

     The Purisima Fund Family                                             2

     A Letter To Our Shareholders                                         4

     Schedule of Investments                                              6

     Statements of Assets and Liabilities                                17

     Statements of Operations                                            18

     Statement of Changes in Net Assets                                  19

     Financial Highlights                                                22

     Notes to Financial Statements                                       25

     Please see the Funds' Privacy Notice on page 28

                                                                               1
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THE PURISIMA FUND FAMILY

     Fisher Investments manages over $6 billion for large institutions and high-net-worth individuals. We built our business by offering personal service, a history of performance and generally low fees to large investors. We create global, domestic, and foreign portfolios for our clients. Yet few investors have the over $500,000 necessary to build a customized portfolio of stocks. That's why we created the Purisima Funds.

     These mutual funds allow us to pool the money of many investors together and buy enough securities to create a diversified portfolio, while also having sufficient assets under management to keep costs relatively low. Our funds are made up of what we believe are three optimal portfolios: global, domestic, and foreign. Purisima Pure American is composed of the domestic securities we believe will most likely appreciate. Purisima Pure Foreign contains those foreign securities we think are the best investments. Purisima Total Return has a portfolio that contains both foreign and domestic securities.

     TOTAL RETURN. This fund combines our top U.S. and foreign security picks in one mutual fund. We believe the Purisima Total Return Fund is the single best way for small investors to manage their money. Through global diversification targeted at securities we anticipate will outpace the market, it strives for a high total return, while seeking to achieve a reduced level of risk, as many large investors have sought from Fisher Investments.

2
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     PURE AMERICAN.  Many investors,  large and small,  simply don't want to own foreign stocks. They wish to avoid the political and economic issues of foreign countries or the currency risks involved in overseas investments. Fisher Investments satisfies the desire for a handpicked U.S. only portfolio by offering the Purisima Pure American Fund, which invests only in American securities and seeks to consistently beat the S&P 500 stock index.

     PURE FOREIGN. Some investors like to pick their own U.S. stocks but don't feel comfortable selecting foreign ones. Yet, they want the advantages of global diversification that requires owning foreign securities. Pure Foreign allows them to obtain this foreign diversification, which may help lower the volatility of their entire investment portfolio. The Purisima Pure Foreign Fund owns the foreign securities Fisher Investments believes will most likely appreciate and, by combining it with a U.S. portfolio, investors can create a complete global portfolio.

                                                                               3
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A LETTER TO OUR SHAREHOLDERS

We are pleased to bring you the semi-annual report for the Purisima Funds for the six-month period ended February 28, 2001. During the reporting period we continued to pursue our investment objective of seeking high total return for our shareholders.

This reporting period was extraordinary for both the markets and the Funds. Global equity markets entered into bear market territory for the first time in a decade. In response, the Purisima Funds exercised their flexible mandates and made dramatic asset allocation shifts to take on defensive postures.

Coincident with this investment shift was a dramatic change in the asset base of both the Pure American and Pure Foreign funds. Prior to the beginning of 2001, these funds contained only nominal assets and a handful of shareholders. Early in 2001, Fisher Investments, the Funds' investment advisor, placed a large amount (over $500 million and $1.1 billion in Pure American and Pure Foreign, respectively) of its discretionary separate account, private client assets into these two funds. The Funds provided Fisher Investments vehicles to deliver a defensive portfolio strategy to accounts, such as IRAs and pension plans, which could not directly hold short positions and other types of defensive positions. The advisor's expectation is these assets will be removed from the Funds when the defensive strategy is no longer desirable.

While each of the three Purisima Funds has a different performance benchmark, they share the same objective of seeking high total return, including the ability to utilize a variety of defensive techniques to reduce risk and maximize expected return in down market conditions. Each of the funds reduced equity exposure from a fully equity invested state at year-end 2000 to a near market neutral allocation by February 2001 through a combination of sale of stocks, initiation of short equity positions, and purchase of index put options. Additionally, each of the funds purchased US Treasury securities and held a material amount of cash to enhance total return and reduce risk.

For each of the Funds, the surviving long equity positions were concentrated in sectors which tend to perform better in times of economic uncertainty, such as consumer staples, healthcare, and financials. Additionally, the long equity

4
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positions  focused on very large cap stocks because of their tendency to hold up better than smaller companies during bear markets. The Total Return Fund had a bias for foreign companies over domestic because in US-centric bear markets, foreign tends to do better than domestic. Pure American's long equity positions were limited to US companies, and Pure Foreign's were limited to overseas companies.

All three funds shared similar downside tactics, gaining short exposure to areas of the equity market believed most vulnerable in a downturn, specifically technology and smaller cap stocks, and buying index put options.

OVERVIEW

We expect the equity markets to continue to weaken probably into at least the third calendar quarter before entering the next bull market phase later in the year. The timing of this is not precise as there are many signals we will analyze to identify a true bottom, and there will undoubtedly be misleading counter-trend rallies along the way.

In addition to the Funds' long-term objectives of seeking high total return, we are assuming several intermediate goals for the duration of the bear market: 1) reduce portfolio risk consistent with market theory; 2) materially beat our equity benchmarks; and 3) beat cash and fixed income alternatives without assuming more risk than a 100% fixed income portfolio. By blending the aforementioned negatively correlated portfolio components, we believe we maximize the likelihood of achieving these goals. Lastly, we believe the Funds are well-positioned to shift back into 100% equities when the time is right.

Thank you for your continued interest and support.


Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments Inc.

                                                                               5
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SCHEDULE OF INVESTMENTS
PURISIMA TOTAL RETURN FUND
FEBRUARY 28, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS: 27.1%

BANKING: 2.6%
     74,400    Banco Santander Central - ADR                       $    771,528
     10,500    National Australia Bank, Ltd. - ADR                      824,775
     24,996    San Paolo - IMI SpA - ADR                                775,626
                                                                   ------------
                                                                      2,371,929
                                                                   ------------
COMMERCIAL SERVICES: 0.8%
     11,780    Vivendi Universal S.A. - ADR                             744,496
                                                                   ------------
COMMUNICATION EQUIPMENT: 0.5%
     21,600    Nokia Corp. - ADR - Class A                              475,200
                                                                   ------------
CONSUMER PRODUCTS: 0.9%
     14,800    Coca-Cola Co.                                            784,844
                                                                   ------------
ELECTRICAL EQUIPMENT: 2.8%
     22,900    Enel SpA - ADR                                           782,035
     18,000    General Electric Co.                                     837,000
      9,850    Hitachi, Ltd. - ADR                                      864,338
                                                                   ------------
                                                                      2,483,373
                                                                   ------------
FINANCIAL SERVICES: 0.9%
     11,100    ING Groep N.V. - ADR                                     770,340
                                                                   ------------
FOODS: 0.9%
     15,000    Unilever N.V. - ADR                                      838,500
                                                                   ------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT: 0.9%
     11,200    Sony Corp. - ADR                                         800,912
                                                                   ------------
HOUSEHOLD PRODUCTS: 0.9%
     11,700    Procter & Gamble Co.                                     824,850
                                                                   ------------
INSURANCE: 1.8%
     10,044    American International Group                             821,599
     12,600    Axa S.A. - ADR                                           784,980
                                                                   ------------
                                                                      1,606,579
                                                                   ------------
OIL & GAS: 2.8%
     18,900    BASF AG - ADR                                            847,854
     14,100    Royal Dutch Petroleum - ADR                              822,453
     12,157    Total Fina S.A. - ADR                                    857,190
                                                                   ------------
                                                                      2,527,497
                                                                   ------------

6
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  SHARES                                                               VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 6.8%
     17,800    Astrazeneca Plc - ADR                               $    823,250
     10,976    Aventis - ADR                                            886,422
     16,000    Glaxo Wellcome Plc - ADR                                 884,960
      9,300    Johnson & Johnson                                        905,169
     10,300    Merck & Co., Inc.                                        826,060
     20,900    Novartis AG - ADR                                        891,803
     20,500    Pfizer, Inc.                                             922,500
                                                                   ------------
                                                                      6,140,164
                                                                   ------------
PHOTOGRAPHY: 0.9%
     22,800    Fuji Photo Film - ADR                                    815,100
                                                                   ------------
RADIO & TV BROADCASTING EQUIPMENT: 0.7%
     36,000    Matsushita Electric Industrial Co., Ltd. - ADR           672,120
                                                                   ------------
TELECOMMUNICATIONS: 1.8%
     19,350    Bellsouth Corp.                                          811,926
     15,726    Telefonica De Espana - ADR*                              798,095
                                                                   ------------
                                                                      1,610,021
                                                                   ------------
TOBACCO PRODUCTS: 1.1%
     20,400    Philip Morris Co., Inc.                                  982,872
                                                                   ------------
TOTAL COMMON STOCKS (cost $23,251,898)                               24,448,797
                                                                   ------------

 PRINCIPAL
  AMOUNT
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: 36.6%
$ 6,050,000    U.S. Treasury Bond, 7.250%, 5-15-2016                  7,190,419
                                                                   ------------
  4,640,000    U.S. Treasury Bond, 8.750%, 8-15-2020                  6,432,149
                                                                   ------------
  6,500,000    U.S. Treasury Bond, 6.000%, 2-15-2026**                6,903,565
                                                                   ------------
  6,300,000    U.S. Treasury Note, 5.625%, 5-15-2008                  6,561,538
                                                                   ------------
  5,400,000    U.S. Treasury Note, 6.500%, 2-15-2010**                5,966,293
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $32,658,329)                   33,053,964
                                                                   ------------

                                                                               7
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--------------------------------------------------------------------------------
 CONTRACTS                                                             VALUE
--------------------------------------------------------------------------------

PUT OPTIONS: 2.3%

        351    Put Option on Ishares Russell 1000 Index,
               Strike @ 70.000, Exp. 8/18/01                            203,580
                                                                   ------------
         40    Put Option on Russell 2000 Index,
               Strike @ 500.000, Exp. 9/22/01                           188,800
                                                                   ------------
         75    Put Option on Russell 2000 Index,
               Strike @ 510.000, Exp. 9/22/01                           400,500
                                                                   ------------
         22    Put Option on S&P 500 Index,
               Strike @ 1325.000, Exp. 9/22/01                          240,900
                                                                   ------------
         60    Put Option on S&P 500 Index,
               Strike @ 1350.000, Exp. 9/22/01                          742,800
                                                                   ------------
         50    Put Option on S&P 500 Index,
               Strike @ 1250.000, Exp. 9/22/01                          345,000
                                                                   ------------
TOTAL PUT OPTIONS (cost $1,329,513)                                   2,121,580
                                                                   ------------

 PRINCIPAL
   AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 30.1%
$27,228,015    Firstar Stellar Treasury Fund
               (cost $27,228,015) ++                                 27,228,015
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (cost $84,467,755+): 96.1%           86,852,356
Other Assets less Liabilities: 3.9%                                   3,498,630
                                                                   ------------

NET ASSETS: 100%                                                   $ 90,350,986
                                                                   ============

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--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT (18.4%)
     67,200    Ishares Trust- Russell 2000                         $  6,326,880
     43,700    Midcap SPDR Trust Unit Series 1                        3,965,775
    133,500    NASDAQ - 100 Shares*                                   6,321,225
                                                                   ------------
TOTAL SECURITIES SOLD SHORT (proceeds $19,611,288)                 $ 16,613,880
                                                                   ============

ADR - American depositary receipt.

*    Non-income producing security.

**   Security  segregated  for  short  sales.   Aggregate  value  of  segregated
     securities at February 28, 2001 was $12,869,858.

++   Of this amount, $9,663,371 is on deposit with broker for short sales.

+ At February 28, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation was as follows:

     Gross unrealized appreciation                                 $  6,770,355
     Gross unrealized depreciation                                   (1,388,346)
                                                                   ------------
          Net unrealized appreciation                              $  5,382,009
                                                                   ============

                See Accompanying Notes to Financial Statements.                9
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SCHEDULE OF INVESTMENTS
PURISIMA PURE AMERICAN FUND
FEBRUARY 28, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 26.8%

BANKING: 1.0%
     104,700    BankAmerica Corp.                                  $  5,229,765
                                                                   ------------
COMPUTER COMPONENTS & SOFTWARE: 1.4%
     112,575    Cisco Systems, Inc.*                                  2,666,620
      83,950    Microsoft Corp.*                                      4,953,050
                                                                   ------------
                                                                      7,619,670
                                                                   ------------
COMPUTERS: 0.8%
      42,550    IBM Corp.                                             4,250,745
                                                                   ------------
CONSUMER PRODUCTS: 0.9%
      91,750    Coca-Cola Co.                                         4,865,502
                                                                   ------------
ELECTRICAL EQUIPMENT: 0.9%
     109,200    General Electric Co.                                  5,077,800
                                                                   ------------
FINANCIAL SERVICES: 1.8%
      94,166    Citigroup, Inc.                                       4,631,084
      66,100    Fannie Mae                                            5,268,170
                                                                   ------------
                                                                      9,899,254
                                                                   ------------
FOODS: 0.9%
     228,900    Sara Lee Corp.                                        4,964,841
                                                                   ------------
HOUSEHOLD PRODUCTS: 0.9%
      73,350    Procter & Gamble Co.                                  5,171,175
                                                                   ------------
INSURANCE: 1.8%
      60,562    American International Group                          4,953,972
       2,170    Berkshire Hathaway, Inc. - Class B*                   5,075,630
                                                                   ------------
                                                                     10,029,602
                                                                   ------------
MEDIA: 0.9%
     157,800    Walt Disney Co.                                       4,883,910
                                                                   ------------
MISCELLANEOUS MANUFACTURER: 0.9%
      42,000    3M Co.                                                4,735,500
                                                                   ------------
OIL & GAS: 2.8%
      64,200    Chevron Corp.                                         5,499,372
      71,300    Enron Corp.                                           4,884,050
      64,475    Exxon Mobil Corp.                                     5,225,699
                                                                   ------------
                                                                     15,609,121
                                                                   ------------

10
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--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 7.3%
      96,900    American Home Products Corp.                       $  5,985,513
      75,800    Bristol-Myers Squibb Co.                              4,806,478
      53,775    Johnson & Johnson                                     5,233,921
      61,950    Lilly (Eli) & Co.                                     4,922,547
      92,900    Medtronic, Inc.                                       4,754,622
      62,300    Merck & Co., Inc.                                     4,996,460
     123,612    Pfizer, Inc.                                          5,562,540
      96,325    Schering-Plough Corp.                                 3,877,081
                                                                   ------------
                                                                     40,139,162
                                                                   ------------
RESTAURANT: 0.8%
     157,300    McDonald's Corp.                                      4,624,620
                                                                   ------------
RETAIL: 0.9%
     101,325    Wal-Mart Stores, Inc.                                 5,075,369
                                                                   ------------
SEMI-CONDUCTORS: 0.8%
     151,900    Intel Corp.                                           4,338,644
                                                                   ------------
TELECOMMUNICATIONS: 0.9%
     118,500    Bellsouth Corp.                                       4,972,260
                                                                   ------------
TOBACCO PRODUCTS: 1.1%
     118,825    Philip Morris Cos., Inc.                              5,724,989
                                                                   ------------
TOTAL COMMON STOCKS (cost $151,953,279)                             147,211,929
                                                                   ------------

 PRINCIPAL
  AMOUNT
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: 36.5%

$ 36,000,000    U.S. Treasury Bond, 7.250%, 5-15-2016                42,785,964
                                                                   ------------
  28,300,000    U.S. Treasury Bond, 8.750%, 8-15-2020**              39,230,564
                                                                   ------------
  39,500,000    U.S. Treasury Bond, 6.000%, 2-15-2026                41,952,436
                                                                   ------------
  37,500,000    U.S. Treasury Note, 5.625%, 5-15-2008                39,056,775
                                                                   ------------
  34,000,000    U.S. Treasury Note, 6.500%, 2-15-2010**              37,565,546
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $197,201,967)                 200,591,285
                                                                   ------------

                                                                              11
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--------------------------------------------------------------------------------
 CONTRACTS
--------------------------------------------------------------------------------

PUT OPTIONS: 2.1%

         210    Put Option on Russell 2000 Index,
                Strike @ 500.000, Exp. 9-22-2001                   $    991,200
                                                                   ------------
         400    Put Option on Russell 2000 Index,
                Strike @ 510.000, Exp. 9-22-2001                      2,136,000
                                                                   ------------
         323    Put Option on S&P Index,
                Strike @ 1325.000, Exp. 9-22-2001                     3,536,850
                                                                   ------------
         250    Put Options on S&P 500 Index,
                Strike @ 1350.000, Exp. 9-22-2001                     3,095,000
                                                                   ------------
         263    Put Option On S&P 500 Index,
                Strike @ 1250.000, Exp. 9-22-2001                     1,814,700
                                                                   ------------

TOTAL PUT OPTIONS (cost $7,241,274)                                  11,573,750
                                                                   ------------

 PRINCIPAL
  AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 30.7%
$ 68,950,162    Firstar Stellar Treasury Fund ++                     68,950,162
                                                                   ------------
 100,000,000    US Treasury Bill, 5.8300%, 3-01-2001 ++             100,000,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (cost $168,950,162)                    168,950,162
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (cost $525,346,682+): 96.1%         528,327,126
Other Assets less Liabilities: 3.9%                                  21,182,873
                                                                   ------------

NET ASSETS: 100.0%                                                 $549,509,999
                                                                   ============

  SHARES
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT: (17.7%)
     397,300    Ishares Trust - Russell 2000                       $ 37,405,795
     240,000    Midcap SPDR Trust Unit Series 1                      21,780,000
     807,000    NASDAQ - 100 Shares*                                 38,211,450
                                                                   ------------
TOTAL SECURITIES SOLD SHORT (proceeds $115,536,774)                $ 97,397,245
                                                                   ============

*    Non-income producing security.

**   Security  segregated  for  short  sales.   Aggregate  value  of  segregated
     securities at February 28, 2001 was $76,796,110.

++   Of this amount, $52,280,513 is on deposit with broker for short sales.

+ At February 28, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation was as follows:

     Gross unrealized appreciation                                 $ 28,605,578
     Gross unrealized depreciation                                   (7,485,605)
                                                                   ------------
          Net unrealized appreciation                              $ 21,119,973
                                                                   ============

12              See Accompanying Notes to Financial Statements.
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SCHEDULE OF INVESTMENTS
PURISIMA PURE FOREIGN FUND
FEBRUARY 28, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 30.1%

AUSTRALIA: 0.6%
      96,500   National Australia Bank, Ltd. - ADR               $    7,580,075
                                                                 --------------
DENMARK: 1.1%
     129,000   Novo Nordisk A/S - ADR                                12,835,500
                                                                 --------------
FINLAND: 0.5%
     255,800   Nokia Corp. - ADR                                      5,627,600
                                                                 --------------
FRANCE: 4.2%
     158,900   Aventis  S.A.- ADR                                    12,832,764
     202,125   Axa S.A. - ADR                                        12,592,387
     176,747   Total Fina S.A. - ADR                                 12,462,431
     185,480   Vivendi Universal - ADR                               11,722,336
                                                                 --------------
                                                                     49,609,918
                                                                 --------------
GERMANY: 2.2%
     290,700   BASF AG - ADR                                         13,040,802
     244,200   E.On AG - ADR                                         12,595,836
                                                                 --------------
                                                                     25,636,638
                                                                 --------------
IRELAND: 1.1%
     236,200   Elan Corp. Plc - ADR*                                 12,981,552
                                                                 --------------
ITALY: 2.0%
     313,500   Enel SpA - ADR                                        10,706,025
     396,756   San Paolo - IMI SpA - ADR                             12,311,339
                                                                 --------------
                                                                     23,017,364
                                                                 --------------
JAPAN: 7.6%
   1,668,575   Bank of Toyko - Mitsubishi - ADR                      16,819,236
     395,300   Fuji Photo Film - ADR                                 14,131,975
     162,400   Hitachi, Ltd. - ADR                                   14,250,600
     687,550   Matsushita Electric Industrial Co., Ltd. - ADR        12,836,558
     217,100   Sony Corp. - ADR                                      15,524,821
     226,050   Toyota Motor Corp. - ADR                              15,733,080
                                                                 --------------
                                                                     89,296,270
                                                                 --------------
NETHERLANDS: 3.0%
     144,925   ING Groep N.V. - ADR                                  10,057,795
     211,775   Royal Dutch Petroleum Co. - ADR                       12,352,836
     225,169   Unilever N.V. - ADR                                   12,586,947
                                                                 --------------
                                                                     34,997,578
                                                                 --------------
Norway: 1.1%
     292,775   Norsk Hydro A/S - ADR                                 12,507,348
                                                                 --------------
PORTUGAL: 0.6%
     726,300   Portugal Telecom S.A. - ADR                            6,921,639
                                                                 --------------

                                                                              13
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--------------------------------------------------------------------------------
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

SPAIN: 1.8%
     499,500   Banco Bilbao Vizcaya - ADR                        $    7,382,610
     690,575   Banco Santander Central - ADR                          7,161,263
     130,120   Telefonica S.A. - ADR*                                 6,603,590
                                                                 --------------
                                                                     21,147,463
                                                                 --------------
SWEDEN: 0.9%
     546,200   Volvo AB - ADR                                        10,207,112
                                                                 --------------
SWITZERLAND: 1.1%
     309,900   Novartis AG - ADR                                     13,223,433
                                                                 --------------
UNITED KINGDOM: 2.3%
     295,500   Astrazeneca Plc - ADR                                 13,666,875
     238,000   GlaxoSmithKline Plc - ADR*                            13,163,780
                                                                 --------------
                                                                     26,830,655
                                                                 --------------
TOTAL COMMON STOCKS (cost $362,814,676)                             352,420,145
                                                                 --------------

 PRINCIPAL
  AMOUNT
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: 34.6%

$ 76,000,000   U.S. Treasury Bond, 7.250%, 5-15-2016                 90,325,924
                                                                 --------------
  55,400,000   U.S. Treasury Bond, 8.750%, 8-15-2020**               76,797,641
                                                                 --------------
  77,225,000   U.S. Treasury Bond, 6.000%, 2-15-2026                 82,019,669
                                                                 --------------
  80,500,000   U.S. Treasury Note, 5.625%, 5-15-2008                 83,841,877
                                                                 --------------
  64,950,000   U.S. Treasury Note, 6.500%, 2-15-2010**               71,761,241
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS (cost $398,479,092)                 404,746,352
                                                                 --------------

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--------------------------------------------------------------------------------
 CONTRACTS                                                           VALUE
--------------------------------------------------------------------------------

PUT OPTIONS: 2.0%

         350   Put Option on Russell 2000 Index,
               Strike @ 500.000,  Exp. 9-22-2001                 $    1,652,000
                                                                 --------------
         800   Put Option on Russell 2000 Index,
               Strike @ 510.000, Exp. 9-22-2001                       4,272,000
                                                                 --------------
         641   Put Option on S&P 500 Index,
               Strike @ 1325.000, Exp. 9-22-2001                      7,018,950
                                                                 --------------
         600   Put Option on S&P 500 Index,
               Strike @ 1350.000, Exp. 9-22-2001                      7,428,000
                                                                 --------------
         531   Put Option on S&P 500 Index,
               Strike @ 1250.000, Exp. 9-22-2001                      3,663,900
                                                                 --------------

TOTAL PUT OPTIONS (cost $14,944,111)                                 24,034,850
                                                                 --------------

 PRINCIPAL
  AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 31.1%
$164,366,856   Firstar Stellar US Treasury Money Market ++          164,366,856
                                                                 --------------

 200,000,000   US Treasury Bill, 5.830%, 8-15-2001 ++               200,000,000
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (cost $364,366,856)                    364,366,856
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $1,140,604,735+): 97.8%                                   1,145,568,203
Other Assets less Liabilities: 2.2%                                  25,286,168
                                                                 --------------

NET ASSETS: 100.0%                                               $1,170,854,371
                                                                 ==============

SECURITIES SOLD SHORT: (16.5%)
     804,000   Ishares Trust - Russell 2000                      $   75,696,600
     470,000   Midcap SPDR Trust Unit Series 1                       42,652,500
   1,580,000   NASDAQ - 100 Shares*                                  74,813,000
                                                                 --------------
TOTAL SECURITIES SOLD SHORT (proceeds $228,348,899)              $  193,162,100
                                                                 ==============

ADR - American depositary receipt.

*    Non-income producing security.

** Security segregated. Aggregated value of segregated securities at February 28, 2001 was $148,558,882.

++   Of this amount, $103,643,275 is on deposit with broker for short sales.

+ At February 28, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation was as follows:

     Gross unrealized appreciation                               $   54,180,986
     Gross unrealized depreciation                                  (14,030,719)
                                                                 --------------
          Net unrealized appreciation                            $   40,150,267
                                                                 ==============

                See Accompanying Notes to Financial Statements.               15

[LOGO]

PURISIMA PURE FOREIGN FUND
SCHEDULE OF INVESTMENTS
BY INDUSTRY AT FEBRUARY 28, 2001 (UNAUDITED)

                                                                         % OF
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------

Automobile Manufacturers                                                  2.2%
Banking                                                                   4.4%
Commercial Services                                                       1.0%
Communication Equipment                                                   0.5%
Electrical Equipment                                                      3.2%
Foods                                                                     1.1%
Home Furnishing                                                           1.3%
Insurance                                                                 1.9%
Miscellaneous Manufacturer                                                1.1%
Oil & Gas                                                                 3.2%
Pharmaceuticals                                                           6.7%
Photography                                                               1.2%
Radio & TV Broadcasting Equipment                                         1.1%
Telecommunications                                                        1.2%
U.S. Treasury Obligations                                                34.6%
Put Options                                                               2.0%
Short-term investments                                                   31.1%
                                                                       ------
TOTAL INVESTMENTS IN SECURITIES                                          97.8%
Other Assets less Liabilities                                             2.2%
                                                                       ------
NET ASSETS                                                              100.0%
                                                                       ======

16              See Accompanying Notes to Financial Statements.

                                                                          [LOGO]

STATEMENTS OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                TOTAL RETURN    PURE AMERICAN     PURE FOREIGN
                                                                    FUND            FUND              FUND
                                                                ------------    -------------    ---------------
ASSETS
Investments in securities, at cost                              $ 84,467,755    $ 525,346,682    $ 1,140,604,735
                                                                ============    =============    ===============

Investments in securities, at value                             $ 86,852,356    $ 528,327,126    $ 1,145,568,203
Cash                                                                      --               --              5,600
Deposit with brokers for securities sold short (Note 2)           19,660,219      115,782,428        228,780,165
Receivables:
  Dividends and interest                                             481,028        2,478,380          4,871,808
  Fund shares sold                                                        --          524,800          7,198,900
Deferred organization costs                                           28,735               --                 --
Other assets                                                          38,845            1,292              4,516
                                                                ------------    -------------    ---------------
     Total Assets                                                107,061,183      647,114,026      1,386,429,192
                                                                ------------    -------------    ---------------

LIABILITIES
Securities sold short, at value (proceeds $19,611,288,
  $115,536,774 and $228,348,899 respectively)                     16,613,880       97,397,245        193,162,100
Payables:
  Investment securities purchased                                         --               --         21,969,099
  Fund shares purchased                                                   --          206,782            443,622
  Due to adviser (Notes 3 and 4)                                      76,567               --                 --
Accrued expenses                                                      19,750               --                 --
                                                                ------------    -------------    ---------------
     Total Liabilities                                            16,710,197       97,604,027        215,574,821
                                                                ------------    -------------    ---------------

NET ASSETS                                                      $ 90,350,986    $ 549,509,999    $ 1,170,854,371
                                                                ============    =============    ===============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                   4,945,096       41,489,226         76,675,922
                                                                ============    =============    ===============

Net Asset Value, Offering and Redemption Price Per Share        $      18.27    $       13.24    $         15.27
                                                                ============    =============    ===============

COMPONENTS OF NET ASSETS
Paid-in capital                                                 $ 80,786,772    $ 525,857,406    $ 1,126,534,370
Accumulated net investment income                                    143,111        2,492,782          4,189,643
Accumulated net realized gain (loss) on investments                4,039,094           39,838            (19,909)
Net unrealized appreciation on investments                         5,382,009       21,119,973         40,150,267
                                                                ------------    -------------    ---------------
Net assets                                                      $ 90,350,986    $ 549,509,999    $ 1,170,854,371
                                                                ============    =============    ===============

                 See Accompanying Notes to Financial Statements.              17

[LOGO]

PURISIMA FUNDS
STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   TOTAL RETURN    PURE AMERICAN   PURE FOREIGN
                                                       FUND            FUND            FUND
                                                   ------------    ------------    ------------
INVESTMENT INCOME
Income
   Dividends (net of foreign taxes withheld
     of $19,775, $0, and $16,810, respectively)    $    312,411    $    306,315    $    123,062
   Interest                                             473,862       2,191,411       4,080,251
                                                   ------------    ------------    ------------
      Total income                                      786,273       2,497,726       4,203,313
                                                   ------------    ------------    ------------
Expenses
   Advisory fees                                        428,926         764,762       1,471,187
   Distribution fees                                    107,231              --              --
   Administration fees                                   42,893              --              --
   Transfer agent fees                                   22,874              --              --
   Registration fees                                     18,564              --              --
   Fund accounting fees                                  17,143              --              --
   Amortization of deferred organizational costs         13,253              --              --
   Custody fees                                           9,508              --              --
   Audit fees                                             9,044              --              --
   Legal fees                                             5,269              --              --
   Reports to shareholders                                4,626              --              --
   Trustee fees                                           1,378              --              --
   Insurance expense                                        996              --              --
   Miscellaneous                                          6,474              --              --
                                                   ------------    ------------    ------------
Total expenses                                          688,179         764,762       1,471,187
Less: fees waived (Note 4)                              (45,017)       (759,818)     (1,457,523)
                                                   ------------    ------------    ------------
Net expenses                                            643,162           4,944          13,664
                                                   ------------    ------------    ------------

Net investment income                                   143,111       2,492,782       4,189,649
                                                   ------------    ------------    ------------
REALIZED AND UNREALIZED  GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investments:
    Securities                                        5,860,225         (34,907)        (92,598)
    Options                                                  --          74,747         145,126
  Net unrealized appreciation (depreciation)
    on investments                                   (9,286,273)     21,052,891      39,986,734
                                                   ------------    ------------    ------------
    Net realized and unrealized gain (loss)
      on investments                                 (3,426,048)     21,092,731      40,039,262
                                                   ------------    ------------    ------------
      NET INCREASE (DESCREASE) IN
        NET ASSETS RESULTING FROM OPERATIONS       $ (3,282,937)   $ 23,585,513    $ 44,228,911
                                                   ============    ============    ============

18               See Accompanying Notes to Financial Statements.

                                                                          [LOGO]

PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           TOTAL RETURN FUND
                                                  SIX MONTHS ENDED      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:           FEBRUARY 28, 2001*  AUGUST 31, 2000
                                                  ------------------  ---------------
OPERATIONS
  Net investment income (loss)                       $    143,111       $    (31,790)
  Net realized gain on investments                      5,860,225          1,253,990
  Net unrealized appreciation (depreciation)
    on investments                                     (9,286,273)         6,228,361
                                                     ------------       ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                        (3,282,937)         7,450,561
                                                     ------------       ------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                   --            (56,328)
  From net realized gain                               (2,882,567)                --
                                                     ------------       ------------
    TOTAL DISTRIBTIONS TO SHAREHOLDERS                 (2,882,567)           (56,328)
                                                     ------------       ------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)                6,749,047         29,173,714
                                                     ------------       ------------
    TOTAL INCREASE IN NET ASSETS                          583,543         36,567,947

NET ASSETS
  Beginning of period                                  89,767,443         53,199,496
                                                     ------------       ------------
  END OF PERIOD                                      $ 90,350,986       $ 89,767,443
                                                     ============       ============
Accumulated net investment income                    $    143,111       $         --
                                                     ============       ============

(a) A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                             FEBRUARY 28, 2001*            AUGUST 31, 2000
                          ------------------------    -------------------------
                           SHARES        VALUE         SHARES          VALUE
                          --------    ------------    ---------    ------------
Shares sold                617,485    $ 11,187,315    2,088,552    $ 40,208,875
Shares issued on
  reinvestment
  of distributions         162,597       2,868,215        2,933          56,228
Shares redeemed           (403,571)     (7,306,483)    (569,538)    (11,091,389)
                          --------    ------------    ---------    ------------
Net increase               376,511    $  6,749,047    1,521,947    $ 29,173,714
                          ========    ============    =========    ============

* Unaudited.

                See Accompanying Notes to Financial Statements.               19

[LOGO]

PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    PURE AMERICAN FUND
                                                            ------------------------------------
                                                           SIX MONTHS ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                   FEBRUARY 28, 2001*     AUGUST 31, 2000
                                                          ------------------     ---------------
OPERATIONS
  Net investment income (loss)                              $   2,492,782          $    (1,787)
  Net realized gain (loss) on investments:
    Securities                                                    (34,907)              36,527
    Options                                                        74,747                   --
  Net unrealized appreciation on investments                   21,052,891                  127
                                                            -------------          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           23,585,513               34,867
                                                            -------------          -----------
DISTRIBUTION TO SHAREHOLDERS
From net realized gain                                            (36,498)                (368)
                                                            -------------          -----------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
    from net change in outstanding shares (a)                 524,880,961             (456,916)
                                                            -------------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       548,429,976             (422,417)

NET ASSETS
Beginning of period                                             1,080,023            1,502,440
                                                            -------------          -----------
END OF PERIOD                                               $ 549,509,999          $ 1,080,023
                                                            =============          ===========

Accumulated net investment income                           $   2,492,782          $        --
                                                            =============          ===========

(a) A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED              YEAR ENDED
                                FEBRUARY 28, 2001*           AUGUST 31, 2000
                           ---------------------------    ---------------------
                             Shares          Value        Shares         Value
                           ----------    -------------    -------    ----------
Shares sold                41,857,001    $ 530,677,063     26,767    $  357,839
Shares issued
  on reinvestment
  of distributions              2,881           36,498         26           368
Shares redeemed              (450,719)      (5,832,600)   (62,331)     (815,123)
                           ----------    -------------    -------    ----------
Net increase (decrease)    41,409,163    $ 524,880,961    (35,538)   $ (456,916)
                           ==========    =============    =======    ==========

* Unaudited.

20              See Accompanying Notes to Financial Statements.

                                                                          [LOGO]

PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              PURE FOREIGN FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:            FEBRUARY 28, 2001*     AUGUST 31, 2000
                                                   ------------------     ---------------
OPERATIONS
  Net investment income                             $     4,189,649         $     3,789
  Net realized gain (loss) on investments:
    Securities                                              (92,598)              2,501
    Options                                                 145,126                  --
  Net unrealized appreciation on investments             39,986,734             125,192
                                                    ---------------         -----------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                    44,228,911             131,482
                                                    ---------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                 (3,792)               (887)
  From net realized gain                                    (49,374)            (27,031)
                                                    ---------------         -----------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (53,166)            (27,918)
                                                    ---------------         -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)              1,123,868,440           2,415,805
                                                    ---------------         -----------
    TOTAL INCREASE IN NET ASSETS                      1,168,044,185           2,519,369

NET ASSETS
  Beginning of period                                     2,810,186             290,817
                                                    ---------------         -----------
  END OF PERIOD                                     $ 1,170,854,371         $ 2,810,186
                                                    ===============         ===========

Accumulated net investment income                   $     4,189,643         $     3,786
                                                    ===============         ===========

(a) A summary of capital share transactions is as follows:

                                      SIX MONTHS ENDED                   YEAR ENDED
                                     FEBRUARY 28, 2001*               AUGUST 31, 2000
                                  -----------------------------    ----------------------
                                    SHARES           VALUE         SHARES        VALUE
                                  ----------    ---------------    -------    -----------
Shares sold                       76,951,226    $ 1,130,513,192    183,542    $ 2,944,646
Shares issued on
  reinvestment of distributions        3,588             51,965      1,848         27,103
Shares redeemed                     (450,386)        (6,696,717)   (35,409)      (555,944)
                                  ----------    ---------------    -------    -----------
Net increase                      76,504,428    $ 1,123,868,440    149,981    $ 2,415,805
                                  ==========    ===============    =======    ===========

* Unaudited.

                 See Accompanying Notes to Financial Statements.              21

[LOGO]

PURISIMA FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                                TOTAL RETURN FUND
                                       -------------------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,     OCTOBER 28, 1996+
                                       SIX MONTHS ENDED    ----------------------------      THROUGH
                                       FEBRUARY 28, 2000   2001++      1999       1998    AUGUST 31, 1997
                                       -----------------   ------     ------     ------   ----------------
Net asset value, beginning of period        $19.65         $17.46     $12.47     $11.87       $10.00
                                            ------         ------     ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                0.03          (0.01)     (0.01)      0.02         0.02
  Net realized and unrealized gain (loss)
  on investments                             (0.79)          2.22       5.00       0.60         1.85
                                            ------         ------     ------     ------       ------
Total from investment operations             (0.76)          2.21       4.99       0.62         1.87
                                            ------         ------     ------     ------       ------
LESS DISTRIBUTIONS:
  From net investment income                    --          (0.02)        --      (0.02)          --
  From net realized gain                     (0.62)            --         --         --           --
                                            ------         ------     ------     ------       ------
Total distributions                          (0.62)         (0.02)        --      (0.02)          --
                                            ------         ------     ------     ------       ------
Net asset value, end of period              $18.27         $19.65     $17.46     $12.47       $11.87
                                            ======         ======     ======     ======       ======
Total return                                 (3.75%)**      12.64%     40.05%      5.26%      18.70%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)      $ 90.4         $ 89.8     $ 53.2     $ 21.5       $  4.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                          1.60%*         1.62%      1.82%      2.71%      20.97%*
  After fees waived                           1.50%*         1.50%      1.50%      1.50%       1.50%*

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS #                     0.33%*        (0.04%)     0.00%      0.28%       0.56%*

Portfolio turnover rate                      47.54%**       38.42%     12.72%     15.89%       1.35%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
#    Net of fees waived.

22              See Accompanying Notes to Financial Statements.

                                                                          [LOGO]

PURISIMA FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                         PURE AMERICAN FUND
                                       --------------------------------------------------------
                                                                              SEPTEMBER 29, 1998+
                                        SIX MONTHS ENDED       YEAR ENDED           THROUGH
                                       FEBRUARY 28, 2001++   AUGUST 31, 2000    AUGUST 31, 1999
                                       -------------------   ---------------    ---------------
Net asset value, beginning of period         $ 13.49             $ 13.00            $ 10.00
                                             -------             -------            -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.06               (0.03)             (0.02)
  Net realized and unrealized gain
  on investments                                0.19                0.52               3.02
                                             -------             -------            -------
Total from investment operations                0.25                0.49               3.00
                                             -------             -------            -------
LESS DISTRIBUTIONS:
  From net realized gain                       (0.50)              (0.00)++              --
                                             -------             -------            -------
Net asset value, end of period               $ 13.24             $ 13.49            $ 13.00
                                             =======             =======            =======
Total return                                    2.09%**             3.79%             30.00%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)       $ 549.5             $   1.1            $   1.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                            1.50%*              1.50%              1.50%*
  After fees waived                             0.01%*               n/a                n/a

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                         4.89%*             (0.13%)            (0.34%)*

Portfolio turnover rate                         0.56%**            45.48%             29.73%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
++   Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.              23

[LOGO]

PURISIMA FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                                PURE FOREIGN FUND
                                             --------------------------------------------------------
                                                                                    SEPTEMBER 29, 1998+
                                              SIX MONTHS ENDED       YEAR ENDED          THROUGH
                                             FEBRUARY 28, 2001++   AUGUST 31, 2000    AUGUST 31, 1999
                                             -------------------   ---------------    ---------------
Net asset value, beginning of period                $16.39             $13.52             $10.00
                                                    ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.05               0.01               0.04
  Net realized and unrealized gain (loss)
  on investments                                     (0.90)              3.69               3.48
                                                    ------             ------             ------
Total from investment operations                     (0.85)              3.70               3.52
                                                    ------             ------             ------
LESS DISTRIBUTIONS:
  From net investment income                         (0.02)             (0.03)                --
  From net realized gain                             (0.25)             (0.80)                --
                                                    ------             ------             ------
Total distributions                                  (0.27)             (0.83)                --
                                                    ------             ------             ------
Net asset value, end of period                      $15.27             $16.39             $13.52
                                                    ======             ======             ======
Total return                                         (5.10%)**          28.04%             35.20%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) $1,170.9     $  2.8             $  0.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                                  1.50%*             1.50%              1.50%*
  After fees waived                                   0.01%*              n/a                n/a

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                               4.27%*             0.26%              0.65%*

Portfolio turnover rate                               0.54%**           51.60%              7.19%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
++   Amount represents less than $0.01 per share.

24               See Accompanying Notes to Financial Statements.

                                                                          [LOGO]

PURISIMA FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure  American  Fund seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure  Foreign  Fund  seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. DEFERRED ORGANIZATION COSTS. Costs incurred by the Total Return Fund in connection with its organization, registration and the initial public offering of shares totaling $133,629 have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Total Return Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption. The Adviser, on behalf of the Total Return Fund, paid the organizational costs discussed above.

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     C.   FEDERAL  INCOME AND EXCISE TAXES.  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. OPTIONS. Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

     H. SECURITIES SOLD SHORT. The Funds are engaged in selling securities short, which obligates the Funds to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I. OTHER. In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities using the interest method. Currently, the Funds amortize discounts and premiums on fixed income securities using the straight-line method. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of discounts and premiums. At this time, the Funds have not completed its analysis o the impact of this accounting change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

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The Fund is responsible for its own operating  expenses.  The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to not more than 1.50% of the average daily net assets. For the six months ended February 28, 2001, the Adviser waived fees of $45,017. The total amount available for recoupement at February 28, 2001 is $412,591.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. As of December 21, 2000, the Adviser has voluntarily agreed to reduce the entire management fee to 0.00% for the Pure American and Pure Foreign Funds. This voluntary reduction may be discontinued at any time. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

First Fund Distributors, Inc. (the "Distributor") an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust on behalf of each Fund. Purisima Securities, LLC ("Purisima Securities") an affiliate of the Adviser, serves as co-distributor of the Funds pursuant to a Co-Distribution Agreement with the Trust.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2001, the Fund incurred $107,231 in distribution fees.

NOTE 5 - PURCHASES AND SALES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 28, 2001 is as follows:

     FUND                          PURCHASES                      SALES
     ----                         -----------                  -----------
     Total Return                 $36,554,094                  $80,102,038
     Pure American                246,850,212                      481,015
     Pure Foreign                 581,973,160                      945,093

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PRIVACY NOTICE

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

     *    Information we receive about you on applications or other forms;
     *    Information you give us orally; and
     *    Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquires from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

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